SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED COSTS (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Trade accounts payable	$ 261,493	$ 44,477
GST payable	51,400
Accounts payable and accrued liabilities	$ 312,893	$ 44,477